Inventories - Current (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventories
Raw materials and consumables	$ 369	$ 305
Mould parts	52	46
Work-in-progress	85	72
Finished goods	847	763
Total current inventories	$ 1,353	$ 1,186	$ 898	$ 935